General information (Details) $ / shares in Units, $ in Thousands	1 Months Ended						2 Months Ended	12 Months Ended
	Jan. 31, 2024 vessel	Dec. 31, 2023 USD ($) vessel T $ / shares shares	May 31, 2023 $ / shares shares	Apr. 30, 2023 $ / shares shares	Feb. 28, 2023 vessel	Feb. 28, 2022 vessel	May 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) vessel T $ / shares	Dec. 31, 2022 USD ($) $ / shares
Subsequent Event [Line Items]
Dead weight tonnage of dry bulk vessels (in dwt) | T		210,000						210,000
Number of vessels owned		6						6
Number of vessels under construction		6						6
Number of vessels delivered								6
Common stock, par value per share (in USD per share) | $ / shares		$ 1.00	$ 1.00	$ 1.00			$ 1.00	$ 1.00	$ 1.00
Cash and cash equivalents | $		$ 25,553						$ 25,553	$ 263
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc
Subsequent Event [Line Items]
Number of vessels delivered								4
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc
Subsequent Event [Line Items]
Sale leaseback transaction, number of vessels					4	4
Drew Holdings Limited - Revolving credit facility | Line of credit | Related party
Subsequent Event [Line Items]
Credit facility, remaining borrowing capacity | $		$ 10,000						$ 10,000
Subsequent event
Subsequent Event [Line Items]
Number of vessels owned	9
Number of vessels under construction	3
Number of vessels delivered	3
IPO
Subsequent Event [Line Items]
Common shares issued (in shares) | shares				7,720,000			8,630,000
Offering price (in USD per share) | $ / shares				$ 5.80
Net proceeds from the offering | $							$ 44,900
Over-allotment option
Subsequent Event [Line Items]
Common shares issued (in shares) | shares			910,000
Private placement
Subsequent Event [Line Items]
Common shares issued (in shares) | shares		3,117,143
Offering price (in USD per share) | $ / shares		$ 5.64						$ 5.64
Net proceeds from the offering | $		$ 16,900